PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PLEDGE OF ASSETS
Summary of pledged assets

	December 31, 2022	December 31, 2021

Carrying value of assets pledged:
Property, plant and equipment (Note 7)	4,967,190	5,680,508
Right-of-use assets (Note 22(a))	241,287	234,369
Intangible assets (Note 6)	1,352,618	1,399,972
Trade and notes receivables (Note 14)	289,110	1,982,986
	6,850,205	9,297,835